Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions		Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Non-controlling interests	Randgold Corporation [Member]	Randgold Corporation [Member] Capital stock	Randgold Corporation [Member] Total equity attributable to shareholders	Randgold Corporation [Member] Non-controlling interests	Nevada Gold Mines	Nevada Gold Mines Other	[2]	Nevada Gold Mines Total equity attributable to shareholders	Nevada Gold Mines Non-controlling interests	Acacia Mining PLC	Acacia Mining PLC Capital stock	Acacia Mining PLC Other	[2]	Acacia Mining PLC Total equity attributable to shareholders	Acacia Mining PLC Non-controlling interests
Beginning balance (shares) (Previously stated [member]) at Dec. 31, 2017			1,166,577
Beginning balance (shares) at Dec. 31, 2017			1,166,577
Beginning balance (Previously stated [member]) at Dec. 31, 2017		$ 11,067	$ 20,893	$ (11,759)	$ (169)	$ 321	$ 9,286	$ 1,781
Beginning balance at Dec. 31, 2017		11,131	$ 20,893	(11,695)	(169)	321	9,350	1,781
Net income (loss)		(1,435)		(1,545)			(1,545)	110					$ 0
Total other comprehensive income		11		0	11		11						0
Total comprehensive income (loss)		(1,424)		(1,545)	11		(1,534)	110					0
Transactions with owners
Dividends (note 31)		(199)		(199)			(199)
Issued on exercise of stock options (shares)			20
Funding from non-controlling interests (note 32)		24						24					0					$ 0
Other decrease in non-controlling interests (note 32)		(123)						(123)					0					0
Dividend reinvestment plan (shares)			1,250
Dividend reinvestment plan (note 31)			$ 14	(14)
Other	[3]	(24)	$ (24)				(24)
Total transactions with owners (shares)			1,270
Total transactions with owners		(322)	$ (10)	(213)	0	0	(223)	(99)
Ending balance (shares) at Dec. 31, 2018			1,167,847
Ending balance at Dec. 31, 2018		9,385	$ 20,883	(13,453)	(158)	$ 321	7,593	1,792
Net income (loss)		4,574		3,969			3,969	605					739
Total other comprehensive income		36		0	36		36						0
Total comprehensive income (loss)		4,610		3,969	36		4,005	605					739
Transactions with owners
Dividends (note 31)		$ (218)		(218)			$ (218)
Increase (decrease) in number of shares outstanding										583,669									24,837
Increase (decrease) through acquisition of subsidiary, equity									$ 8,775	$ 7,903	$ 7,903	$ 872						(2)	$ 423	$ 70		$ 493	$ (495)
Increase (decrease) through change in equity of subsidiaries, equity													7,555	$ 1,645		$ 1,645	$ 5,910
Issued on exercise of stock options (shares)			131
Issued on exercise of stock options		2,000	2,000			0	2,000
Funding from non-controlling interests (note 32)		$ 140						140					90					0
Other decrease in non-controlling interests (note 32)		(429)						(429)					$ (236)					$ 0
Dividend reinvestment plan (shares)			1,443
Dividend reinvestment plan (note 31)		0	$ 20	(20)			$ 0	0
Share-based payments		9	$ 0			$ 9	9
Total transactions with owners (shares)			610,080
Total transactions with owners		15,832	$ 8,348	(238)	0	1,724	9,834	5,998
Ending balance (shares) at Dec. 31, 2019			1,777,927
Ending balance at Dec. 31, 2019		$ 29,827	$ 29,231	$ (9,722)	$ (122)	$ 2,045	$ 21,432	$ 8,395

[1]	Includes cumulative translation adjustments as at December 31, 2019: $88 million loss (December 31, 2018: $82 million loss).
[2]	Includes additional paid-in capital as at December 31, 2019: $2,007 million (December 31, 2018: $283 million).
[3]	Represents a reversal of a previously recognized deferred tax asset, which was originally recognized in capital stock.